Supplementary cash flow information - Non-cash Operating and Investing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from (used in) operating activities [abstract]
Accounts receivable	$ (133)	$ (118)
Accounts payable and accrued liabilities	26,333	34,522
Provisions	1,516	1,571
Non-cash operating activities	27,716	35,975
Cash flows from (used in) investing activities [abstract]
Purchase of PP&E	(17,600)	(16,365)
Additions to intangible assets	(19,441)	(23,236)
Non-cash investing activities	$ (37,041)	$ (39,601)